Commitments and contingencies (Tables)	9 Months Ended
Sep. 30, 2018
Disclosure Text Block [Abstract]
Schedule of Future Minimum Rental Payments for Operating Leases [Table Text Block]	As at September 30, 2018, the Company had the following commitments:
	Total	Less than 1 year	1 - 3 years	3 - 5 years	More than 5 years
Lease commitments	$471	$111	$351	$9	$-